Note 5 - Premises and Equipment - Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Premises and equipment, gross	$ 78,597	$ 75,478
Less accumulated depreciation	(18,302)	(17,115)
	60,295	58,363
Land [Member]
Premises and equipment, gross	17,093	17,022
Building [Member]
Premises and equipment, gross	46,389	44,921
Leasehold Improvements [Member]
Premises and equipment, gross	533	492
Furniture and Fixtures [Member]
Premises and equipment, gross	13,000	12,600
Vehicles [Member]
Premises and equipment, gross	243	343
Construction in Progress [Member]
Premises and equipment, gross	$ 1,339	$ 100